Accounting Policies, by Policy (Policies)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies, by Policy (Policies) [Line Items]
Reclassifications

Reclassifications

Certain prior period amounts have been reclassified in the condensed consolidated financial statements and accompanying notes to conform to the current period presentation. These reclassifications included changes within contract assets, prepaid expenses and other current assets, and other assets on the consolidated balance sheets. The reclassifications had no impact on previously reported net loss, total assets, total liabilities, stockholders’ deficit, or total cash flows from operations.

Reclassification

Certain amounts from prior period financial statements have been reclassified to align with the presentation used in the current consolidated financial statements for comparative purposes. These reclassifications had no effect on the Company’s previously reported results of operations. An adjustment has been made to the Consolidated Statements of Cash Flows for the year ended December 31, 2023, to match this current year’s presentation of noncash financing lease expense. This change in classification does not affect previously reported cash flows from operating activities in the Consolidated Statements of Cash Flows.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In August 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-05, “Business Combinations—Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement,” which requires a newly-formed joint venture to apply a new basis of accounting to its contributed net assets, resulting in the joint venture initially measuring its contributed net assets at fair value on the formation date. ASU 2023-05 is effective for all joint venture formations with a formation date on or after January 1, 2025, with early adoption permitted. These amendments are to be applied prospectively, with retrospective application permitted for joint ventures formed before the effective date. The adoption of ASU 2023-05 did not have a material impact on the Company’s condensed consolidated financial statements.

New Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting-Improvements to Reportable Segment Disclosures (Topic 280) (“ASU 2023-07”), which requires an enhanced disclosure of segments on an annual and interim basis, including the title of the chief operating decision maker, significant segment expenses, and the composition of other segment items for each segment’s reported profit or loss. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The adoption of ASU 2023-07 did not have a material impact on the consolidated financial statements. Refer to Note 19, Segment Reporting.

Recently Issued Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) — Improvements to income tax disclosures (“ASU 2023-09”), expanding the disclosures requirement for income taxes primarily by requiring more detailed disclosure for income taxes paid and the effective tax rate reconciliation. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Early adoption is permitted, and adoption of ASU 2023-09 can be applied prospectively or retrospectively. The Company is currently evaluating the impact of this standard.

In November 2024, the FASB issued ASU 2024-03, “Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”). The standard requires additional disclosure of certain costs and expenses within the notes to the financial statements. The provisions of the standard are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. This accounting standards update may be applied either prospectively or retrospectively. The Company is currently evaluating the impact this standard will have on its consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which enhances the transparency and decision usefulness of income tax disclosures by requiring; (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. These amendments are to be applied prospectively, with retrospective application permitted. The Company is currently evaluating the impact this standard will have on its condensed consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses,” which requires the disaggregated disclosure of specific expense categories, including purchases of inventory, employee compensation, depreciation, and amortization included in each relevant expense caption presented on the statement of operations. The standard also requires disclosure of qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, as well as the total amount of selling expenses and an entity’s definition of selling expenses. ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Company is currently evaluating the impact this standard will have on its condensed consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets,” which introduces a practical expedient for the application of the current expected credit loss model to current accounts receivable and contract assets. The amendment is effective for interim and annual periods beginning after December 15, 2025, with early adoption permitted. This amendment is to be applied on a prospective basis. The Company is currently evaluating the impact this standard will have on its condensed consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, “Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software”. This guidance removes all references to project stages throughout ASC 350-40 and clarifies the threshold entities apply to begin capitalizing costs. Under the new standard, cost capitalization should only commence when an entity has committed to funding a software project and it is probable the project will be completed and the software will be used for its intended function. The amendments are effective for annual reporting periods beginning after December 15, 2027 and interim reporting periods within those annual reporting periods. Entities may apply the guidance using a prospective, retrospective or modified transition approach. Early adoption is permitted as of the beginning of an annual reporting period. The Company is currently evaluating the impact this standard will have on its condensed consolidated financial statements.

The Company currently believes there are no other issued and not yet effective accounting standards that are materially relevant to its condensed consolidated financial statements.

Basis of Presentation

Basis of Presentation and principles of Consolidation

The consolidated financial statements for the Company as of December 31, 2024 and 2023 include the accounts of the Company’s wholly-owned subsidiaries for years ended 2024 and 2023. The accompanying consolidated financial statements have been prepared pursuant to the accounting principles generally accepted in the United States of America (“US GAAP”). References to the “ASC” hereafter refer to the Accounting Standards Codification established by the Financial Accounting Standards Board (“FASB”) as the source of authoritative US GAAP. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with US GAAP requires it to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Some of the more significant estimates include fair value of preferred shares, fair value of assets acquired and liabilities assumed in asset acquisitions, share-based compensation, fair value of warrant liabilities, redemption value of non-controlling interest, subsequent realizability of intangible assets, depreciation and amortization periods and collectability of accounts receivable. Due to the uncertainty involved in making estimates, actual results could differ from those estimates which could have a material effect on the financial condition and results of operations in future periods.

The Company bases its estimates and assumptions on historical experience and other factors, including the current economic environment and on various other judgements that it believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from continuing changes in the economic environment could have a material effect on the financial condition and results of operations in future periods.

Segment Information

Segment Information

Operating segments are defined as components of an enterprise for which separate discrete financial information is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and assess performance. The CODM reviews financial information presented on a consolidated basis for the purposes of allocating resources and evaluating financial performance. Accordingly, the Company operates and manages its business as one operating and reportable segment. (See Note 19)

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of three months or less from the purchase date to be cash equivalents. The Company maintains its cash in checking and savings accounts. Income generated from cash held in savings accounts is recorded as interest income. The carrying value of the Company’s savings accounts is included in cash and cash equivalents and approximates the fair value.

Accounts Receivable

Accounts receivable, net of allowance for credit losses

Accounts receivable is presented at the invoiced receivable amounts, less any allowance for any potential expected credit loss amounts, and do not bear interest. The Company estimates allowance for credit losses based on the creditworthiness of each customer, historical collections experience, forward looking information and other information including the aging of the receivables. The majority of our customers lease or finance their purchase and installation of solar panels through various financing companies. The financing companies remit payment to the Company typically within 3 weeks after installation. The Company is not deemed a borrower with these financing agreements and as a result is not subject to any of the terms of the financing transaction between the financing company and the customer.

In September 2024, based on a reassessment of creditworthiness of customers, historical collections experience, forward looking information and other information including the aging of the receivables, the Company revised its estimate of allowance for credit losses.

This change in estimate has been accounted for prospectively in accordance with ASC 250, Accounting Changes and Error Corrections. In accordance with its policy, the Company reviews the estimated allowance for credit losses on an ongoing basis. This review indicated that the estimated allowance for credit losses in the Company’s consolidated financial statements should be increased. As a result, effective September 30, 2024, the Company recorded a change in estimate to increase the three and nine months provision for credit losses by $1,820,365, increase net loss by $1,820,365 for the three and nine months ended September 30, 2024, and increase basic and diluted net loss per common share by $0.30 and $0.49 for the three and nine months ended September 30, 2024.

The following represents a roll forward of the allowance for credit losses for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Allowance for credit losses, beginning of the period	$862,580	$742,772
Provision for credit losses	2,815,633	1,531,223
Write offs	(2,525,100)	(1,411,415)
Recoveries	12,223	—
Allowance for credit losses, as of the end of the period	$1,165,336	$862,580

Significant judgement is involved in determination of the collectability of accounts receivable. Management assesses the reasonability of collectability of accounts receivable on a quarterly basis to record the allowance for credit losses.

Contract assets

Contract assets

Contract assets costs include prepaid installation costs incurred prior to completion of installations of solar systems and accrued revenues for which the invoicing criteria have not been met. Prepaid installation costs include the cost of engineering, permits, governmental fees, and other related solar installation costs were $64,202 and $4,915,064 as of December 31, 2024 and 2023, respectively. These costs are charged to Cost of goods sold when each installation is completed. The following table summarizes the change in contract assets:

	December 31, 2024	December 31, 2023
Contract asset, beginning of the period	$4,915,064	$119,755
Cost of goods sold recognized during the period	(4,915,064)	(119,755)
Cash paid prior to completion of performance obligation	64,202	4,915,064
Contract assets, as of the end of the period	$64,202	$4,915,064

Prepaid expenses and other current assets			Prepaid expenses and other current assets Prepaid expenses and other current assets consist of employee advances, advanced sales commissions, prepaid insurance, and other current assets.
Note receivable

Note receivable

The Company records notes receivable when it extends credit or financing to related parties or third parties. The Company evaluates notes receivable for collectability at each reporting period under the current expected credit loss (CECL) model, in accordance with ASC 326, Financial Instruments — Credit Losses (“ASC 326”). If necessary, an allowance for doubtful accounts is recorded to reflect potential losses. As of December 31, 2024, we evaluated the need for an allowance for credit loss using the guidelines set forth in ASC 326, and have determined this note is fully collectible and, therefore, we have not recorded an allowance against the note receivable balance.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and trade accounts receivable. The Company maintains its cash and cash equivalent balances in highly rated financial institutions, which at times may exceed federally insured limits. The amounts over these insured limits as of December 31, 2024, and December 31, 2023 were $5,389,013 and $7,772,306, respectively. The Company mitigates this concentration of credit risk by monitoring the credit worthiness of the financial institutions. No losses have been incurred to date on any deposits.

The Company performs periodic credit evaluations of its customers’ financial condition and also monitors the financial condition of the financial counterparties that finance customer transactions and generally does not require collateral. For customers who finance their systems through a lease product, the Third Party Operator (TPO) of the lease product is the contracted customer with the Company. Where the Company has a concentration of credit risk, it is with these TPO customers. At December 31, 2024, the Company had two customers who exceeded 10% of accounts receivable. Their balances were $3,192,077 and $2,306,096. No one customer or financing counterparty exceeded 10% of accounts receivable as of December 31, 2023. For the years ended December 31, 2024 and 2023, the Company had three and one customers, respectively, who exceeded 10% of revenue recognized. Their revenue recognized was $17,834,595, $23,386,284 and $8,781,244 for 2024 and $13,083,458 for 2023, respectively. See Note 20 — subsequent events for further information.

Advertising and Marketing

Advertising and Marketing

The Company charges the costs of advertising to expense as incurred. For the years ended December 31, 2024 and 2023, the Company incurred $173,903 and $188,526, respectively, of advertising and marketing costs.

Inventories

Inventories

Inventories are primarily comprised of solar panels and other related items necessary for installations and service needs. Inventories are accounted for on a first-in-first-out basis and are measured at the lower of cost or net realizable value, where cost is determined using a weighted-average cost method. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as cost of goods sold in the consolidated statements of operations in the period identified. As of December 31, 2024 and 2023, inventory was $872,470 and $350,353, respectively.

Property, Plant and Equipment

Property, equipment and other fixed assets, net

Property, equipment and other fixed assets are carried at cost less accumulated depreciation and includes expenditures that substantially increase the useful lives of existing property and equipment. Maintenance, repairs, and minor renovations are charged to expense as incurred. When property and equipment is retired or otherwise disposed of, the related costs and accumulated depreciation are removed from their respective accounts, and any difference between the sale proceeds and the carrying amount of the asset is recognized as a gain or loss on disposal in the consolidated Statements of Operations.

Software that is developed for internal use and is accounted for accordance with ASC 350, Intangibles, Goodwill and Other-Internal-Use Software. Qualifying costs incurred to develop internal-use software are capitalized when (i) the preliminary project stage is completed, (ii) management has authorized further funding for the completion of the project and (iii) it is probable that the project will be completed and perform as intended. These capitalized costs include compensation for employees who develop internal-use software and external costs related to development of internal-use software. Capitalization of these costs ceases once the project is substantially complete and the software is ready for its intended purpose. Internally developed software is amortized using the straight-line method over an estimated useful life. All other expenditures, including those incurred to maintain an internal-use software’s current level of performance, are expensed as incurred. When these assets are retired or disposed of, the cost and accumulated amortization thereon are removed, and any resulting gain or losses are included in the consolidated statements of operations.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which is five years, across all asset classes.

The estimated useful lives and depreciation methods are reviewed at each year-end, with the effect of any changes in estimates accounted for prospectively. All depreciation expense is included with depreciation and amortization in the consolidated statements of operations.

Impairment of Long-lived Assets

Impairment of long-lived assets

Management reviews each asset or asset group for impairment whenever events or circumstances indicate that the carrying value of an asset or asset group may not be recoverable, and at least annually. No impairment charges were recorded by the Company during the years ended December 31, 2024, and 2023.

Business Combinations

Business Combinations

The Company accounts for an acquisition as a business combination if the assets acquired and liabilities assumed in the transaction constitute a business in accordance with ASC Topic 805. Such acquisitions are accounted using the acquisition method by recognizing the identifiable tangible and intangible assets acquired and liabilities assumed, and any non-controlling interest in the acquired business, measured at their acquisition date fair values.

Where the set of assets acquired and liabilities assumed doesn’t constitute a business, it is accounted for as an asset acquisition and the individual assets and liabilities are recorded at their respective relative fair values corresponding to the consideration transferred.

Goodwill

Goodwill

Goodwill is recognized and initially measured as any excess of the acquisition-date consideration transferred in a business combination over the acquisition-date amounts recognized for the net identifiable assets acquired. Goodwill is not amortized but is tested for impairment annually, or more frequently if an event occurs or circumstances change that would more likely than not result in an impairment of goodwill. First, the Company assesses qualitative factors to determine whether or not it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Company conducts a quantitative goodwill impairment test comparing the fair value of the applicable reporting unit with its carrying value. If the carrying amount of the reporting unit exceeds the fair value of the reporting unit, the Company recognizes an impairment loss in the consolidated statements of operations for the amount by which the carrying amount exceeds the fair value of the reporting unit. The Company performs its annual goodwill impairment test at December 31 of each year. There was no goodwill impairment for the years ended December 31, 2024, and 2023.

Intangible assets subject to amortization

Intangible assets subject to amortization

Intangible assets include tradenames, customer lists, order backlog and non-compete agreements. Amounts are subject to amortization on a straight-line basis over the estimated period of benefit and are subject to annual impairment consideration. Costs incurred to renew or extend the term of a recognized intangible asset, such as the acquired tradename, are capitalized as part of the intangible asset and amortized over its revised estimated useful life.

Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of the intangible assets may not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or any other significant adverse change that would indicate that the carrying amount of an asset or group of assets may not be recoverable. The Company evaluates the recoverability of intangible assets by comparing their carrying amounts to future net undiscounted cash flows expected to be generated by the intangible assets. If such intangible assets are considered to be impaired, the impairment recognized is measured as the amount by which the carrying amount of the intangible assets exceeds the fair value of the assets. The Company determines fair value based on discounted cash flows using a discount rate commensurate with the risk inherent in the Company’s current business model for the specific intangible asset being valued. No impairment charges were recorded for the years ended December 31, 2024, and 2023.

Leases

Leases

The Company evaluates the contracts it enters into to determine whether such contracts contain leases at inception. A contract contains a lease if the contract conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. At commencement, contracts containing a lease are further evaluated for classification as an operating or finance lease where the Company is a lessee. When the arrangements include lease and non-lease components, the Company accounts for them as a single lease component.

Operating Leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. Operating leases are included in the line items right-of-use (“ROU”) operating lease asset, current portion of obligations under operating leases, and obligations under operating leases, non-current in the consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and obligations under lease represents its obligation to make lease payments arising from the lease. For operating leases, the Company measures its lease obligations based on the present value of the total lease payments not yet paid. These payments are then discounted based on the more readily determinable of the rate implicit in the lease or the Company’s incremental borrowing rate, which is the estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The Company measures ROU assets based on the corresponding lease obligation adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Company begins recognizing lease expense when the lessor makes the underlying asset available to the Company. Lease expenses for lease payments is recognized on a straight-line basis over the lease term.

For leases with a lease term of less than one year (short-term leases), the Company has elected not to recognize an obligation or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expenses on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and cash flows.

Finance leases

Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. Lease cost for finance leases where the Company is the lessee includes the amortization of the ROU asset, which is amortized on a straight-line basis and recorded to depreciation and amortization and interest expense on the finance lease obligation, which is calculated using the effective interest method and recorded to interest expense on the accompanying consolidated statements of operations. Finance lease ROU assets are amortized over the shorter of their estimated useful lives or the terms of the respective leases. If the Company is reasonably certain to exercise the option to purchase the underlying asset at the end of lease term, the finance lease ROU assets are amortized to the end of useful life of the assets on a straight-line basis.

Warrant Liabilities

Warrant Liabilities

The Company evaluates all of its financial instruments, including issued share purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 815-40, Derivatives and Hedging (“ASC 815-40”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. The Company accounts for the Public Warrants (as defined in Note 13) in accordance with the guidance contained in ASC 815-40 under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the Warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the consolidated statements of operations. The quoted market price is utilized as the fair value as of each relevant date.

Revenue Recognition

Revenue Recognition

The Company accounts for revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). The Company applies judgment in the determination of performance obligations in accordance with ASC 606. Performance obligations in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract. In addition, a single performance obligation may comprise a series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer. This principle is achieved through applying the following five-step approach:

●	Step 1 — Identification of the contract, or contracts, with a customer.
●	Step 2 — Identification of the performance obligations in the contract.
●	Step 3 — Determination of the transaction price.
●	Step 4 — Allocation of the transaction price to the performance obligations in the contract
●	Step 5 — Recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company recognizes and records revenue from its operations upon completion of installation for both solar system installations and roofing installations. In connection with the sales and installation, a signed contract between the Company and the purchaser defines the duties and obligations of each party. The contract is specific as to the duties and responsibilities which govern the accounting for these transactions. Once the Company’s performance obligations are met with installation completed, according to the signed contract, the Company’s obligations are completed, and title is transferred to the buyer. The Company believes its performance obligation is completed once the installation of the solar panels is completed, which is prior to the customer receiving permission to operate the solar panels from the local utility company. The Company records sales revenue at this point in time. Many of the Company’s customers finance their obligations with third parties. In these situations, the finance company deducts their financing fees and remits the net amount to the Company. Revenue recorded is equal to the contract amount signed by the purchaser, net of the financing fees. The Company incurs several costs associated with the installation prior to its completion. In accordance with ASC 340, Other Assets and Deferred Costs, installation-related costs are recorded as prepaid expenses and other current assets and in turn are expensed when installation is completed. Thus, revenue recognition is in turn matched with the installation equipment costs and expense associated with the completion of each project.

	Years ended December 31,
	2024	2023
Solar systems installations, net	70,614,343	102,928,549
Roofing installations	2,629,740	6,762,452
Total net revenues	$73,244,083	$109,691,001

Contract liabilities

The Company receives both customer advances and may receive lender advances from third-party financing companies on behalf of customers. These amounts are recorded on the consolidated balance sheets as contract liabilities and are considered a liability of the Company until the installation is completed. When the permission to turn on (“PTO”) the solar panels from the local municipality is significantly delayed, the lender may withdraw their previous payments for a customer account until the PTO is completed. The contract liabilities amounts are expected to be recognized as revenue within twelve months of the Company’s receipt of the funds. The following table summarizes the change in contract liabilities:

	December 31, 2024	December 31, 2023
Contract liabilities, beginning of the period	$5,223,518	$1,149,047
Revenue recognized from amounts included in contract liabilities at the beginning of the period	(5,223,518)	(1,149,047)
Cash received prior to completion of performance obligation	120,143	5,223,518
Contract liabilities, end of the period	$120,143	$5,223,518

Contract acquisition costs

The Company pays sales commissions to sales representatives based on a percentage of the value of sales contracts entered into by the customer and the Company. Payment is made to the sales representative once installation is completed. Such costs are included as sales and marketing on the consolidated statements of operations. Since sales commission payments are subject to completion of the installation, payment is made commensurate with the recognition of revenue from the sale, and therefore the full expense is incurred as the Company does not have any remaining performance obligations.

Costs to obtain a contract are not considered to be incremental or material, and project duration generally does not span more than one year. Accordingly, the Company applies a practical expedient for these types of costs and as such, they are expensed in the period incurred.

Earnings (Loss) per Share

Earnings per share

The Company reports both basic and diluted earnings per share. Basic earnings per share is calculated based on the weighted average number of shares of Class A Common Stock outstanding and excludes the dilutive effect of warrants, stock options, and other types of convertible securities. Diluted earnings per share is calculated based on the weighted average number of shares of Class A Common Stock outstanding and the dilutive effect of warrants and other types of participating securities are included in the calculation. Dilutive securities are excluded from the diluted earnings per share calculation if their effect is anti-dilutive, such as in periods where a net loss is reported.

Prior to the ESGEN Business Combination, the membership structure of Sunergy Renewable, LLC included membership units. In conjunction with the closing of the ESGEN Business Combination, the Company effectuated a recapitalization whereby all membership units were converted to common units of ESGEN OpCo, LLC, and Zeo Energy Corp. implemented a revised class structure including Class A Common Stock having one vote per share and economic rights and Class V Common Stock having one vote per share and no economic rights.

Share-based Compensation

Stock-based Compensation

The Company recognizes an expense for stock-based compensation awards based on the estimated fair value of the award on the date of grant. The Company has elected to account for restricted stock awards with market conditions using a graded vesting method. This method recognizes the compensation cost in the consolidated statements of operations over the requisite service period for each separately vesting tranche of awards. The Company has elected to recognize forfeitures as they occur rather than estimate expected forfeitures.

Fair value of Financial Instruments

Fair value of Financial Instruments

Fair value is the price that would be received to sell an asset, or the amount paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). We classify fair value balances based on the observability of those inputs. The three levels of the fair value hierarchy are as follows:

Level 1 —	Inputs based on unadjusted quoted market prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 —	Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar instruments in markets that are not active or for which all significant inputs are observable or can be corroborated by observable market data.

Level 3 —	Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are both unobservable for the asset and liability in the market and significant to the overall fair value measurement.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement. The recorded amounts of certain financial instruments, including cash and cash equivalents, accounts receivable, accrued expenses, advanced funding, accounts payable, and debt approximate fair value due to their relatively short maturities.

Redeemable Noncontrolling Interests

Redeemable Noncontrolling Interests

Noncontrolling interests represent the portion of OpCo that Zeo Energy Corp. controls and consolidates but does not own. The noncontrolling interests were created as a result of the ESGEN Business Combination and represent 33,730,000 common units issued by Zeo Energy Corp. to the prior investors. As of the close of the ESGEN Business Combination, Zeo Energy Corp. held a 13.0% interest in OpCo with the remaining 87.0% interest held by OpCo’s prior investors. At December 31, 2024, Zeo Energy Corp. held a 28.2% interest in ESGEN OpCo, LLC with the remaining 71.8% interest held by OpCo’s prior investors. The prior investors’ interests in OpCo represent a redeemable noncontrolling interest. At its discretion, the members have the right to exchange their common units in OpCo (along with the cancellation of the paired shares of Zeo Energy Corp. or the Class V Common Stock) for either shares of Class A Common Stock on a one-to-one basis or cash proceeds of equal value at the time of redemption. Any redemption of OpCo common units in cash must be funded through a private or public offering of Class A Common Stock and is subject to the Company’s Board’s approval. As of December 31, 2024, the prior investors of OpCo hold the majority of the voting rights on the Board.

As the redeemable noncontrolling interests are redeemable upon the occurrence of an event that is not solely within the Company’s control, the Company classifies redeemable noncontrolling interests as temporary equity. The redeemable noncontrolling interests in common units were initially measured at the OpCo prior investors’ share in the net assets of the Company upon consummation of the ESGEN Business Combination. Subsequent remeasurements of the Company’s redeemable noncontrolling interests are recorded as a deemed dividend each reporting period, which reduces retained earnings, if any, or additional paid-in capital of Zeo Energy Corp. Remeasurements of the Company’s redeemable noncontrolling interests are based on the fair value of our Class A Common Stock.

Redeemable Convertible Preferred Units

Redeemable Convertible Preferred Units

The Company records redeemable convertible preferred units at fair value on the dates of issuance, net of issuance costs. The redeemable convertible preferred units have been classified outside of stockholders’ (deficit) equity as temporary equity on the accompanying consolidated balance sheets because the shares contain certain redemption features that are not solely within the control of the Company. See Note 11 — Redeemable Noncontrolling Interests and Equity. Because the redeemable convertible preferred units are held by the Sponsor at the OpCo level, the preferred units are presented as a noncontrolling interests on the consolidated balance sheets.

Income Taxes

Income Taxes

Zeo Energy Corp. is a corporation and thus is subject to United States (“U.S.”) federal, state and local income taxes. OpCo is a partnership for U.S. federal income tax purposes and therefore does not pay U.S. federal income tax. Instead, the OpCo unitholders, including Zeo Energy Corp., are liable for U.S. federal income tax on their respective shares of OpCo’s taxable income. OpCo is liable for income taxes in those states which tax entities classified as partnerships for U.S. federal income tax purposes.

We use the asset and liability method of accounting for income taxes for the Company. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and net operating loss (“NOL”) and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in income tax rates is recognized in the results of operations in the period that includes the enactment date. The realizability of deferred tax assets is evaluated quarterly based on a “more likely than not” standard and, to the extent this threshold is not met, a valuation allowance is recorded.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. Management has evaluated the Company’s tax positions, including its previous status as a pass-through entity for federal and state tax purposes, and has determined that the Company has taken no uncertain tax positions that require adjustment to the consolidated financial statements. The Company’s reserve related to uncertain tax positions was zero as of December 31, 2024 and December 31, 2023. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2024 and December 31, 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

Interest and penalties associated with tax positions are recorded in the period assessed as general and administrative expenses. The open tax years for U.S. federal and state income tax purposes are 2021 and forward.

Tax Receivable Agreement

Tax Receivable Agreement

In conjunction with the consummation of the ESGEN Business Combination, Zeo Energy Corp entered into a Tax Receivable Agreement (the “TRA”) with Opco and certain Opco members (the “TRA Holders”). Pursuant to the TRA, Zeo Energy Corp. is required to pay the TRA Holders 85% of the net cash savings, if any, in U.S. federal, state and local income and franchise tax (computed using simplifying assumptions to address the impact of state and local taxes) that the Company actually realizes (or is deemed to realize in certain circumstances) in periods after the ESGEN Business Combination as a result of, as applicable to each such TRA Holder, (i) certain increases in tax basis that occur as a result of the acquisition (or deemed acquisition for U.S. federal income tax purposes) of all or a portion of such TRA Holder’s Exchangeable OpCo Units pursuant to the exercise of the OpCo Exchange Rights or a Mandatory Exchange and (ii) imputed interest deemed to be paid by the Company as a result of, and additional tax basis arising from, any payments it makes under the TRA. All such payments to the TRA Holders are the obligations of Zeo Energy Corp., and not that of Opco. As of December 31, 2024, there have been no exchanges of Opco units for Class A Common Stock of Zeo Energy Corp. and, accordingly, no TRA liabilities currently exist. Future exchanges will result in incremental tax attributes and potential cash tax savings for Zeo Energy Corp. The associated liability for the TRA will be recorded as a decrease to additional paid-in capital in the consolidated statement of changes in stockholders’ deficit. As of December 31,2024, assuming a hypothetical exchange of all outstanding units, the total TRA would be $27.6 million. In accordance with ASC Topic 450, Contingencies, any changes to an existing TRA liability, including changes to the fair value measurement or to re-establish a TRA liability related to prior year exchanges, will be recorded as tax receivable agreement in other income (expense), net in the consolidated statement of operations. Similarly, if utilization of the deferred tax assets subject to the TRA becomes more likely than not in the future, the Company will record a liability related to the TRA which will be recorded in the consolidated statement of operations. See Note 14 — Related Party Transactions.

Heliogen, Inc. [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Recently Adopted Accounting Pronouncements

Recent Accounting Pronouncements

In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires more detailed disclosures about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. In addition, ASU 2024-03 requires an entity to disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, and to disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, with early adoption permitted on a prospective or retrospective basis. The Company is currently evaluating the impact of this guidance on the Company’s consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Taxes Disclosures (“ASU 2023-09”), which requires greater disaggregation of income tax disclosures to increase transparency and usefulness. The new standard requires additional information to be disclosed with respect to the income tax rate reconciliation, disaggregation of income taxes paid and modifying other income tax-related disclosures. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted on a prospective or retrospective basis. The Company is currently evaluating the impact of this guidance on the Company’s consolidated financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires companies to enhance the disclosures about segment expenses on an annual and interim basis. The new standard requires disclosure of significant segment expenses that are regularly provided to an entity’s chief operating decision maker (“CODM”) and included in the reported segment measure of profit or loss. In addition, ASU 2023-07 requires the disclosure of the CODM’s title and a description of how the CODM uses the reported measures to assess segment performance and to allocate resources. Such disclosures apply to entities with a single reportable segment. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024, with early adoption permitted. The Company adopted this guidance during the year ended December 31, 2024. The adoption of ASU 2023-07 resulted in additional segment reporting disclosures in the Company’s consolidated financial statements, with no impact to the Company’s financial position or results of operations. Refer to Note 17 — Segment Reporting for additional information.

Basis of Presentation

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information. Accordingly, these unaudited consolidated financial statements do not include all information or notes required by GAAP for annual financial statements. In the opinion of management, the unaudited consolidated financial statements have been prepared on the same basis as the annual financial statements and include all adjustments, consisting of only normal recurring adjustments, necessary for fair statement.

The results reported in these unaudited consolidated financial statements are not necessarily indicative of the results that may be reported for the entire year. These unaudited consolidated financial statements should be read in conjunction with the annual financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2024 (our “Annual Report”), filed with the Securities and Exchange Commission on March 27, 2025.

Certain immaterial prior period amounts, such as gain on lease terminations, have been reclassified to conform to current period presentation. These changes did not have a material impact on our financial position or results of operations.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported in our unaudited consolidated financial statements and the accompanying notes. Despite our intention to establish accurate estimates and reasonable assumptions, actual results could differ materially from such estimates and assumptions.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported in our consolidated financial statements and the accompanying notes. On an ongoing basis, we evaluate our estimates, including those related to inputs used to recognize revenue over time, accounting for income taxes, fair values of share-based compensation, inventory valuation, lease liabilities, warrant liabilities, contingent consideration, goodwill impairments and long-lived asset impairments. Despite our intention to establish accurate estimates and reasonable assumptions, actual results could differ materially from such estimates and assumptions.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. As of December 31, 2024 and 2023, our cash and cash equivalents balances were $36.9 million and $62.7 million, respectively.

Accounts Receivable

Accounts Receivable

We record accounts receivable based on contracted prices when we obtain an unconditional right to payment under the terms of our customer contracts or government grants. The carrying value of such receivables, net of the allowance for credit losses, represents the estimated net realizable value. Payment terms for receivables from customers are generally due upon demand or within 30 days.

As a practical expedient, we do not adjust the promised amount of consideration for the effects of a significant financing component when we expect, at contract inception, that the period between our transfer of a promised product or service to a customer and when the customer pays for that product or service will be one year or less. We typically do not include extended payment terms in our contracts with customers.

Inventories

Inventories

Inventories consist primarily of raw materials, work in progress and finished goods. Inventories are stated at the lower of cost or net realizable value. Provisions are made to reduce obsolete inventories for excess quantities to their estimated net realizable values based on future demand, market conditions and valuation. Refer to Note 6 — Inventories for additional information.

Property, Plant and Equipment

Property, Plant and Equipment

We report our property, plant and equipment at cost, less accumulated depreciation and any impairment losses. Cost includes the price paid to acquire or construct the assets, required installation costs, interest capitalized during the construction period and any expenditures that substantially add to the value of or substantially extend the useful life of the assets. We capitalize costs related to computer software obtained or developed for internal use, which generally includes enterprise-level business and finance software that we customize to meet our specific operational requirements. We expense repair and maintenance costs at the time we incur them.

We begin depreciation for our property, plant and equipment when the assets are placed in service. We consider such assets to be placed in service when they are both in the location and condition for their intended use. We compute depreciation expense using the straight-line method over the estimated useful lives of assets. We depreciate leasehold improvements over the shorter of their estimated useful lives or the remaining term of the lease. The estimated useful life of an asset is reassessed whenever applicable facts and circumstances indicate a change in the estimated useful life of such asset has occurred. Refer to Note 7 — Property, Plant and Equipment for additional information.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

We assess long-lived assets classified as “held and used,” including our property, plant and equipment and finite-lived intangibles, for impairment whenever events or changes in circumstances arise, including consideration of technological obsolescence, which may indicate that the carrying amount of such assets may not be recoverable. For purposes of recognition and measurement of an impairment loss, long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

When impairment indicators are present, we compare undiscounted future cash flows, including the eventual disposition of the asset group at market value, to the asset group’s carrying value to determine if the asset group is recoverable. If the carrying value of the asset group exceeds the undiscounted future cash flows, we measure any impairment by comparing the fair value of the asset group to its carrying value. Fair value is generally determined by considering (i) internally developed discounted cash flows for the asset group, (ii) third-party valuations, and/or (iii) information available regarding the current market value for such assets. If the fair value of an asset group is determined to be less than its carrying value, an impairment in the amount of the difference is recorded in the period that the impairment indicator occurs. Estimating future cash flows requires significant judgment and such projections may vary from the cash flows eventually realized. Refer to Note 13 — Impairment and Other Charges for additional information.

We consider a long-lived asset to be abandoned after we have ceased use of the asset and we have no intent to use or repurpose it in the future. Abandoned long-lived assets are recorded at their salvage value, if any.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired in business combinations. Goodwill is not amortized but is evaluated for impairment at the reporting unit level. The Company determined it has one reporting unit as of December 31, 2024 and 2023, which is the same as its single operating segment. The Company performs its goodwill impairment evaluation at least annually, as of October 1, or more frequently if events or changes in circumstances indicate that it is more likely than not that the fair value of the Company’s reporting unit is less than its carrying value. The Company may first apply a qualitative assessment to determine if it is more likely than not that goodwill is impaired. If the qualitative assessment indicates that it is more likely than not that impairment exists, or if the Company chooses to bypass the assessment, a quantitative assessment is performed, which involves comparing the fair value of the reporting unit to its carrying value, including goodwill. If the carrying value of the reporting unit exceeds its estimated fair value, the Company would record an impairment loss equal to the excess. Refer to Note 13 — Impairment and Other Charges — Goodwill Impairment for additional information.

Leases

Leases

At inception, we determine whether an arrangement is a lease and the appropriate classification as an operating or finance lease. When a lease is identified, a right-of-use asset and the corresponding lease liability are recognized upon commencement of the lease term based on the present value of the lease payments not yet paid, discounted using our incremental borrowing rate, in the event that the implicit rate is not available. The right-of-use asset is also adjusted for prepayments and initial direct costs. Our leases may contain renewal options that are exercisable at our discretion. At the commencement date of a lease, we include in the lease term any periods covered by a renewal option, to the extent we are reasonably certain to exercise such options. Leases with an initial term of one year or less are considered short-term leases and are not recognized as lease assets and liabilities. Right-of-use assets are assessed periodically for impairment if events or circumstances occur that indicate the carrying amount of the asset may not be recoverable.

We recognize operating lease costs on a straight-line basis over the lease term, and any variable lease costs are recognized in the period in which they are incurred. We do not separate lease and nonlease components of a contract.

Earnings (Loss) per Share

Earnings (Loss) per Share

Basic earnings (loss) per share (“EPS”) is computed by dividing net income (loss) by the sum of the weighted-average number of common shares outstanding and the weighted-average number of shares issuable under certain vested warrants. Diluted EPS is computed by dividing net income (loss) by the sum of the basic weighted-average number of common shares outstanding and dilutive potential securities, which potentially could include shares that may be issued under our stock options, employee stock purchase plan, restricted stock units (“RSU”) and warrants, as determined by using the treasury stock method. Refer to Note 11 — Earnings (Loss) per Share for additional information.

Share-based Compensation

Share-based Compensation

We recognize share-based compensation expense for the estimated fair value of equity awards issued as compensation to individuals over the requisite service period, which generally ranges from six months to four years. We account for forfeitures as they occur. Accordingly, in the absence of a modification, if an individual’s continuous service is terminated, all previously unvested awards granted to such individual are forfeited, which results in a benefit to share-based compensation expense in the period of termination equal to the cumulative expense recorded through the termination date for the unvested awards. For employee stock awards with graded vesting schedules and only services conditions, we recognize share-based compensation expense on a straight-line basis over the total requisite service period of the award, ensuring that cumulative recorded share-based compensation expense equals the grant date fair value of vested awards at each period-end.

For modifications of share-based payment awards, we record the incremental fair value of the modified award as share-based compensation on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification. In addition, we record the remaining unrecognized compensation cost for the original cost of the award on the modification date over the remaining vesting period for unvested awards.

Income Taxes

Income Taxes

We use the asset and liability method to account for income taxes whereby we calculate deferred tax assets or liabilities using the enacted tax rates and tax law applicable to when any temporary differences are expected to reverse. We establish valuation allowances, when necessary, to reduce deferred tax assets to the extent it is more likely than not that such deferred tax assets will not be realized.

Income tax expense includes (i) deferred tax expense, which generally represents the net change in deferred tax assets or liabilities during the year plus any change in valuation allowances and (ii) current tax expense, which represents the amount of tax currently payable to or receivable from taxing authorities. We only recognize tax benefits related to uncertain tax positions that are more likely than not of being sustained upon examination. For those positions that satisfy such recognition criteria, the amount of tax benefit that we recognize is the largest amount of tax benefit that is more likely than not of being sustained on ultimate settlement of the uncertain tax position. The Company’s policy is to recognize interest and penalties related to uncertain tax positions, if any, in the income tax provision.

Liquidity and Going Concern

Liquidity and Going Concern

These financial statements have been prepared assuming the Company will continue as a going concern. This basis of accounting contemplates continuity of operations, realization of assets and satisfaction of liabilities and commitments in the normal course of business. These financial statements do not include any adjustments that might be necessary should we be unable to continue as a going concern.

As of June 30, 2025, the Company had liquidity of $25.9 million, consisting of cash and cash equivalents and no debt. During the six months ended June 30, 2025, the Company incurred a net loss of $6.5 million and used cash in operations of $12.6 million. The Company expects to continue to generate operating losses and have significant cash outflows from operating activities for at least the next few years. Based on these factors, the Company anticipates that it may not have sufficient resources to fund its cash obligations for the next 12 months after the issuance date of the unaudited consolidated financial statements, which raises substantial doubt about the Company’s ability to continue as a going concern.

Beginning in the second quarter of 2024, the Company began taking various steps in an effort to reduce structural costs and operating expenses, while the Company explored and evaluated strategic alternatives with its third-party financial advisor, including the following actions.

●	In the second quarter of 2024, the Company made the strategic decision to implement a targeted plan, which included a workforce reduction, the closing of the Company’s manufacturing facility in Long Beach, California, (the “Manufacturing Facility”) and a reduction in third-party costs. In February 2025, we terminated the lease for the Manufacturing Facility.
●	In the fourth quarter of 2024, in an effort to conserve cash and in light of the shifting landscape following the United States (“U.S.”) presidential election, the Company made the decision to halt construction of the steam plant in Plains, Texas (the “Texas Steam Plant”) and close its research and development (“R&D”) facility in Lancaster, California.
●	Furthermore, in December 2024, after completing value engineering for the next phase of the commercial-scale concentrated solar energy facility to be built in Mojave, California (the “Capella Project”), Heliogen and Woodside Energy USA Inc. (“Woodside”) decided not to pursue construction of the facility due to escalated costs.

In May 2025, the Company entered into a Merger Agreement with Zeo Energy and on August 8, 2025 the Mergers were completed, as mentioned above.

Restricted Cash

Restricted Cash

As of December 31, 2024 and 2023, our restricted cash balance, including the long-term portion, was $1.5 million and was comprised of a standby letter of credit issued in relation to a lease for manufacturing space in Long Beach, California (the “Long Beach Lease”). In February 2025, the Long Beach Lease was terminated and in March 2025 the $1.5 million standby letter of credit was released to the Company.

Investments

Investments

The primary objectives of our investment portfolio, which includes our highly liquid investments classified as cash equivalents, are to maintain the safety of our invested capital, provide prudent levels of liquidity to accommodate operational and capital needs and maintain an acceptable level of risk. These risks include credit risk, interest rate risk and concentration risk, which are mitigated through the use of various well-established financial institutions as well as an investments portfolio consisting of very liquid and high credit quality instruments. The Company reviews its available-for-sale securities portfolio for impairment and determines if impairment is due to credit losses or other reasons. In making the assessment of whether a loss is from credit or other factors, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency and adverse conditions related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows is less than the amortized cost basis, a credit loss exists and an allowance is created, limited by the amount that the fair value is less than the amortized cost basis. Subsequent activity related to the credit loss component (e.g., write-offs, recoveries) is recognized as part of the allowance for credit losses on available-for-sale securities.

We classify investments in fixed maturity securities at the acquisition date and reevaluate the classification at each balance sheet date. Held-to-maturity investments are carried at amortized cost, reflecting the ability and intent to hold the securities to maturity. Trading investments are securities acquired with the intent to sell in the near term and are carried at fair value with changes in fair value reported in earnings. All other fixed maturity securities are classified as available-for-sale and are carried at fair value with net unrealized gains or losses related to non-credit factors reported as a component of accumulated other comprehensive income. The difference between the original cost and maturity value of a fixed maturity security is amortized to earnings using the interest method.

As of December 31, 2023, all of our investments in fixed maturity securities are classified as available-for-sale, have original maturities of one year or less and are disclosed as investments on our consolidated balance sheets. The Company had no investments in fixed maturity securities as of December 31, 2024.

The cost of securities sold is based on the specific-identification method. During the years ended December 31, 2024 and 2023, there were no sales of investments. There were no credit losses for available-for-sale securities recognized during the years ended December 31, 2024 and 2023 and no allowance for credit losses as of December 31, 2024 and 2023.

As of December 31, 2024 and 2023, interest receivable on our investments, including cash equivalents, was $60 thousand and $0.1 million, respectively, and is included in receivables on our consolidated balance sheets.

Allowance for Credit Losses

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from a financial asset’s amortized cost to present the net amount we expect to collect from such asset. We estimate allowances for credit losses using relevant available information from both internal and external sources. We monitor the estimated credit losses associated with our trade accounts receivable and unbilled accounts receivable based primarily on our collection history and the delinquency status of amounts owed to us, which we determine based on the aging of such receivables. Such methods and estimates are adjusted, as appropriate, for relevant past events, current conditions and reasonable and supportable forecasts. We recognize write-offs within the allowance for credit losses when cash receipts associated with our financial assets are deemed uncollectible. As of December 31, 2024 and 2023, we had $0.7 million and $0.2 million, respectively, of allowance for credit losses for trade receivables associated with our projects in Germany.

We consider governmental grant receivables to be fully collectible and accordingly, no allowance for credit loss balance has been established. If amounts become uncollectible, they are charged to operations.

Cloud Computing Arrangements

Cloud Computing Arrangements

Implementation costs incurred in cloud computing hosting arrangements that are service contracts are capitalized. These costs include external direct costs for materials and services. Software maintenance and training costs are expensed in the period in which they are incurred. The capitalized implementation costs are included in other long-term assets on our consolidated balance sheets and are amortized using the straight-line method over the term of the cloud computing hosting arrangement, including reasonably certain renewals, beginning when the module or component of the hosting arrangement is ready for its intended use. Cash payments for capitalized implementation costs are classified as cash outflows from operating activities.

During the year ended December 31, 2023, we capitalized cloud computing implementation costs for enterprise resource planning systems of $1.1 million and had amortization expense of $0.8 million, which was included in selling, general and administrative (“SG&A”) expense on our consolidated statements of operations.

During the fourth quarter of 2023, we recorded an impairment of $1.5 million to fully impair the remaining book value of our cloud computing implementation costs, included in impairment and other charges on our consolidated statements of operations. Refer to Note 13 — Impairment and Other Charges — Asset Impairments for additional information.

Revenue Recognition

Revenue Recognition

Our revenue is derived from services revenue and grant revenue. Our services revenue is derived from contracts with customers and our grant revenue is derived from government grants.

Services Revenue

Our contracts with customers may include multiple promised goods and services. In such cases, we identify performance obligations by evaluating whether the promised goods and services are capable of being distinct within the context of the contract at contract inception. Promised goods and services that are not distinct at contract inception are combined. Once we identify the performance obligations, we determine a transaction price based on contractual amounts and an estimate of variable consideration. We allocate the transaction price to each performance obligation based on the relative stand-alone selling price (“SSP”) maximizing the use of observable inputs. Judgment is exercised to determine the SSP of each distinct performance obligation. We account for contract modifications prospectively when the remaining goods or services are distinct and on a cumulative catch-up basis when the remaining goods or services are not distinct.

Our services revenue is further disaggregated into project revenue and engineering revenue, which are discussed in more detail below.

Project Revenue. We recognize project revenue over time as work is performed using the incurred costs method, which we believe is the method that most accurately reflects our progress toward satisfaction of the performance obligation. Under this method, project revenue arising from fixed-price contracts is recognized as work is performed based on the ratio of costs incurred to date compared to the total estimated costs at completion of the performance obligations.

Contract Estimates. Incurred costs include all direct material, labor and subcontractor costs, and those indirect costs related to contract performance, such as indirect labor, supplies and tools. Other costs for inventoried items, such as heliostats, are included in incurred costs when the item has been installed by being permanently attached or fitted. Cost-based input methods of revenue recognition require us to make estimates of net contract revenues and costs to complete the projects. In making such estimates, significant judgment is required to evaluate assumptions related to the amount of net contract revenues, including the impact of any performance incentives, liquidated damages and other payments to customers. Significant judgment is also required to evaluate assumptions related to the costs to complete the projects, including materials, labor, contingencies and other system costs. If a change in facts or circumstances occurs, the estimates will be adjusted, and the revenue recognized to date will be adjusted based on the revised estimates. Differences between the cumulative revenue recognized based on the previous estimates and the revenue recognized based on the revised estimates are recognized as an adjustment to revenue in the period in which the change in estimate occurs under the cumulative catch-up method.

If the estimated total costs on any contract are greater than the net contract revenues, we recognize the entire estimated loss in the period the loss becomes known and present such losses as contract loss provisions. Following recognition of contract loss provisions, we amortize the loss recognized in future periods as a reduction to cost of revenues using a similar method of measuring progress for each contract as done for revenue being recognized. We recognize changes in estimated contract revenue or total estimated costs and the resulting adjustment in the contract loss provision on a cumulative basis.

Engineering Services Revenue. We recognize engineering services revenue over time as customers receive and consume the benefit of such services. Engineering service contracts with customers can be short-term or span several years and present amounts due to the Company for providing engineering, R&D, or other similar services in our field of expertise.

Contract Assets and Liabilities. Billing practices are governed by the contract terms of each project based upon costs incurred, achievement of milestones or predetermined schedules. Billings do not necessarily correlate with revenue recognized over time using the incurred costs method. Contract assets include unbilled amounts typically resulting from revenue under long-term contracts when the incurred costs method of revenue recognition is utilized and revenue recognized exceeds the amount billed to the customer. Contract liabilities consist of deferred revenue for advance payments and billings in excess of revenue recognized. When we receive consideration, or such consideration is unconditionally due, from a customer prior to transferring goods or services to the customer under the terms of a sales contract, we record deferred revenue, which represents a contract liability.

As a practical expedient, we do not adjust the consideration in a contract for the effects of a significant financing component when we expect, at contract inception, that the period between a customer’s advance payment and our transfer of a promised product or service to the customer will be one year or less. Additionally, we do not adjust the consideration in a contract for the effects of a significant financing component when the consideration is received as a form of performance security.

Government Grants

We assess government contracts received, including cost reimbursement agreements, to determine if the agreement should be accounted for as an exchange transaction or a grant. An agreement is accounted for as a grant if the resource provider does not receive commensurate value in return for the assets transferred. As there is no authoritative guidance under GAAP for accounting for grants to for-profit business entities, the Company accounts for the grants by analogy to International Accounting Standard 20, Accounting for Government Grants and Disclosure of Government Assistance. Additionally, a government grant is recognized only when there is reasonable assurance that (1) the entity will comply with any conditions attached to the grant and (2) the grant will be received.

Funds to be received under the Company’s government grants are presented as grant revenue. The related reimbursable expenses are expensed as incurred and presented separately as cost of grant revenue.
Research and Development

Research and Development

We incur R&D costs during the process of researching and developing new products and enhancing our existing products, technologies and manufacturing processes. Our R&D costs consist primarily of employee compensation, materials and outside services. We expense these costs as incurred until the resulting product has been completed, tested and made ready for commercial scale-up.

Reorganization Costs

Reorganization Costs

We recognize reorganization costs for one-time termination benefits, including severance payments, outplacement job training, counseling and other termination benefits, at fair value at the communication date if no future service is required. Reorganization costs for one-time termination benefits in which the employee is required to render service until termination in order to receive the benefits are recognized ratably over the future service period.

Commitments and Contingencies

Commitments and Contingencies

We record liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Although we cannot predict the outcome of legal or other proceedings with certainty, when it is probable that a loss has been incurred and the amount is reasonably estimable, GAAP requires us to accrue an estimate of the probable loss or range of loss or make a statement that such an estimate cannot be made.

Fair Value Measurements

Fair Value Measurements

We measure certain assets and liabilities at fair value, which is defined as the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. Our fair value measurements use the following hierarchy, which prioritizes valuation inputs based on the extent to which the inputs are observable in the market.

●	Level 1 — Valuations based on unadjusted quoted prices from active markets for identical assets or liabilities.
●	Level 2 — Valuations in which significant inputs are observable either directly or indirectly — other than Level 1 inputs.
●	Level 3 — Valuations in which significant inputs are unobservable.